UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York October 25, 1999

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	30

Form 13F Information Table Value total:	$147,261


List of Other Included Managers:

No.	13F File Number		Name


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



















FORM 13F INFORMATION TABLE
































































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY









(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE













Amgen Inc

COM

031162100

14344

176000

SH



Sole



176000



Biogen Inc

COM

090597105

18598

235984

SH



Sole



235984



Centocor Inc.

COM

152342101

2284

39000

SH



Sole



39000



Coastcast

COM

19057T108

3750

300000

SH



Sole



300000



Consolidated Stores Corp

COM

210149100

2868

130000

SH



Sole



130000



Cyberplex

COM

232969105

192

40000

SH



Sole



40000



Dell Computer Corp

COM

247025109

20856

498788

SH



Sole



498788



Duke Energy Corp

COM

264399106

6229

113000

SH



Sole



113000



Esat Telecom Group PLC

SPONSORED ADR

268834102

1664

41850

SH



Sole



41850



Flowserve Corporation

COM

34354P105

4988

300000

SH



Sole



300000



Freeport-McMoran Copper &
Gold

Class A

35671D105

4544

327500

SH



Sole



327500



Gap Inc.

COM

364760108

1205

37665

SH



Sole



37665



Georgia Gulf Corp

COM

373200203

2644

150000

SH



Sole



150000



Inco Limited

COM

453258402

8550

400000

SH



Sole



400000



Inco Class VBN Shares

CL VBN SH

453258709

3171

409143

SH



Sole



409143



Inkine Pharmaceutical Co Inc

COM

457214104

285

178900

SH



Sole



178900



Itron Inc

COM

465741106

846

143925

SH



Sole



143925



Lyondell Chemical Company

COM

552078107

2742

205000

SH



Sole



205000



Micron Technology

COM

595112103

8499

127810

SH



Sole



127810



Mirage Resorts Inc.

COM

60462E104

4200

300000

SH



Sole



300000



NL Industries Inc.

COM

629156407

2209

175000

SH



Sole



175000



Nike

CLASS B

654106103

5688

100000

SH



Sole



100000



Olin Corp

NEW $1 PAR

680665205

3066

225000

SH



Sole



225000



Oxford Health Plans Inc

COM

691471106

3491

279250

SH



Sole



279250



Res-Care

COM

760943100

3600

211745

SH



Sole



211745



Rexall Sundown Inc.

COM

761648104

57

4625

SH



Sole



4625



Schlumberger Ltd

COM

806857108

6231

100000

SH



Sole



100000



Sylvan Learning Sys Inc

COM

871399101

2628

135617

SH



Sole



135617



Vans Inc.

COM

921930103

1872

156000

SH



Sole



156000



Whitehall Jewelers Inc.

COM

965063100

5962

207378

SH



Sole



207378


